RELATED PARTY TRANSACTIONS - Related party loans (Details) - USD ($)					9 Months Ended
	Sep. 10, 2025	Aug. 18, 2025	Sep. 08, 2023	Apr. 13, 2023	Sep. 30, 2025	Dec. 31, 2024	Sep. 20, 2024	Apr. 18, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Repayment from advance to related party, net					$ 480,000
Extension promissory note					3,955,175	$ 3,856,641			$ 1,889,768
Due from related party					14,750	13,877			0
IX Acquisition Services LLC
RELATED PARTY TRANSACTIONS
Due from related party							$ 4,500,000
Related Party Loans | Sponsor
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party loans					$ 1,400,000	$ 1,400,000
Offering price						$ 11.5
Related Party Loans | Sponsor | Class A ordinary shares
RELATED PARTY TRANSACTIONS
Number of shares issuable per warrant					1	1
Exercise price of warrant					$ 11.5	$ 11.5
Price of warrant					$ 1	$ 1
Loan conversion agreement warrant					$ 1,400,000	$ 1,400,000
Entity price					$ 1	$ 1
Principal amount of promissory note					$ 1,400,000	$ 1,400,000
Related Party Loans | Sponsor | Class A ordinary shares | Working capital loans warrant
RELATED PARTY TRANSACTIONS
Other liabilities					$ 0	$ 0			$ 0
Working Capital Loans
RELATED PARTY TRANSACTIONS
Entity price				$ 1
Extension Promissory Note
RELATED PARTY TRANSACTIONS
Repayment from advance to related party, net	$ 480,000	$ 480,000
Extension Promissory Note | Sponsor
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party loans				$ 1,000,000
Interest rate				0.00%
Repayment from advance to related party, net		$ 280,000
Amended and Restated Extension Promissory Note | Sponsor
RELATED PARTY TRANSACTIONS
Interest rate			0.00%
Principal amount of promissory note			$ 2,500,000
Amended and Restated Extension Promissory Note | Sponsor | Private Placement Warrants
RELATED PARTY TRANSACTIONS
Exercise price of warrant			$ 1		$ 1	$ 1
Unpaid principal balance converted into warrants			$ 1,500,000		$ 1,500,000
Promissory Note with Related Party | Sponsor
RELATED PARTY TRANSACTIONS
Principal amount of promissory note								$ 3,500,000